Document and Entity Information	Oct. 12, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001307748
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 12, 2021
Entity Registrant Name	INVENTRUST PROPERTIES CORP.
Entity Incorporation State Country Code	MD
Entity File Number	001-40896
Entity Tax Identification Number	34-2019608
Entity Address, Address Line One	3025 Highland Parkway
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	(855)
Local Phone Number	377-0510
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false